Form N-1A Supplement	Oct. 28, 2025
T-REX 2X LONG BLSH DAILY TARGET ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
T-REX 2X Long BLSH Daily Target ETF (BLHU)

Listed on the Cboe BZX Exchange, Inc.

(the “Fund”)
series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated October 28, 2025, as supplemented from time to time